Trade receivables - Summary of Aged Analysis of Trade Receivables (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of aged analysis of trade receivables [Line Items]
Trade receivables	¥ 38,456	¥ 4,824
Trade receivables	40,926	4,824
0 - 90 days [Member]
Disclosure of aged analysis of trade receivables [Line Items]
Trade receivables	16,472	4,704
91 - 180 days [Member]
Disclosure of aged analysis of trade receivables [Line Items]
Trade receivables	16,292	¥ 120
181 - 365 days
Disclosure of aged analysis of trade receivables [Line Items]
Trade receivables	5,473
1 - 2 years
Disclosure of aged analysis of trade receivables [Line Items]
Trade receivables	¥ 2,689